Debt (Summary of indebtedness) (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2018 USD ($) aircraft engine	Dec. 31, 2017 USD ($)	Jun. 30, 2015 USD ($)
Debt Instrument [Line Items]
Outstanding indebtedness, excluding fair value adjustments, debt issuance costs and debt discounts	$ 29,493,081
Fair value adjustments	$ 175,100
Collateral (Number of aircraft) | aircraft	398
Commitment	$ 37,554,097
Undrawn amounts	8,061,016
Debt issuance costs and debt discounts	(160,616)	$ (160,061)
Debt	29,507,587	28,420,739
AerCap Trust & AICDC Notes
Debt Instrument [Line Items]
Debt	29,508,000	28,421,000
Unsecured
Debt Instrument [Line Items]
Commitment	21,925,864
Undrawn amounts	4,916,000
Amount outstanding	17,187,314	15,206,290
Unsecured | ILFC Legacy Notes
Debt Instrument [Line Items]
Commitment	4,900,000
Undrawn amounts	0
Amount outstanding	$ 4,900,000	5,670,000
Weighted average interest rate	6.69%
Unsecured | AerCap Trust & AICDC Notes
Debt Instrument [Line Items]
Commitment	$ 10,749,864
Undrawn amounts	0
Amount outstanding	$ 10,749,864	8,399,864
Weighted average interest rate	4.08%
Unsecured | Asia Revolving Credit Facility
Debt Instrument [Line Items]
Commitment	$ 950,000
Undrawn amounts	750,000
Amount outstanding	$ 200,000	300,000
Weighted average interest rate	4.01%
Unsecured | Citi Revolving Credit Facility
Debt Instrument [Line Items]
Commitment	$ 4,000,000
Undrawn amounts	4,000,000
Amount outstanding	$ 0	0
Weighted average interest rate	0.00%
Unsecured | Other unsecured debt
Debt Instrument [Line Items]
Commitment	$ 1,326,000
Undrawn amounts	166,000
Amount outstanding	$ 1,160,000	550,000
Weighted average interest rate	4.16%
Unsecured | Unsecured debt, fair value adjustment
Debt Instrument [Line Items]
Amount outstanding	$ 177,450	286,426
Secured
Debt Instrument [Line Items]
Commitment	14,079,999
Undrawn amounts	3,145,016
Amount outstanding	$ 10,932,880	11,818,959
Secured | Export credit facilities
Debt Instrument [Line Items]
Collateral (Number of aircraft) | aircraft	32
Commitment	$ 849,372
Undrawn amounts	0
Amount outstanding	$ 849,372	1,241,262
Weighted average interest rate	2.69%
Secured | Senior Secured Notes
Debt Instrument [Line Items]
Commitment	$ 0
Undrawn amounts	0
Amount outstanding	$ 0	1,275,000
Weighted average interest rate	0.00%
Secured | Institutional secured term loans & secured portfolio loans
Debt Instrument [Line Items]
Collateral (Number of aircraft) | aircraft	280
Commitment	$ 9,097,528
Undrawn amounts	1,564,500
Amount outstanding	$ 7,533,028	6,253,431
Weighted average interest rate	4.28%
Secured | AerFunding Revolving Credit Facility
Debt Instrument [Line Items]
Collateral (Number of aircraft) | aircraft	16
Commitment	$ 2,500,000
Undrawn amounts	1,580,516
Amount outstanding	$ 919,484	878,424
Weighted average interest rate	4.39%
Secured | Other secured debt
Debt Instrument [Line Items]
Collateral (Number of aircraft) | aircraft	70
Commitment	$ 1,633,099
Undrawn amounts	0
Amount outstanding	$ 1,633,099	2,139,360
Weighted average interest rate	4.50%
Number of engines pledged as collateral | engine	64
Secured | Secured debt fair value adjustment
Debt Instrument [Line Items]
Amount outstanding	$ (2,103)	31,482
Subordinated
Debt Instrument [Line Items]
Commitment	1,548,234
Amount outstanding	1,548,009	1,555,551
Subordinated | ECAPS Subordinated Notes
Debt Instrument [Line Items]
Commitment	1,000,000
Amount outstanding	$ 1,000,000	1,000,000
Weighted average interest rate	4.65%
Subordinated | Junior Subordinated Notes
Debt Instrument [Line Items]
Commitment	$ 500,000
Amount outstanding	$ 500,000	500,000
Debt			$ 500,000
Weighted average interest rate	6.50%
Subordinated | Subordinated debt issued by joint ventures
Debt Instrument [Line Items]
Commitment	$ 48,234
Amount outstanding	$ 48,234	55,780
Weighted average interest rate	0.00%
Subordinated | Subordinated debt fair value adjustment
Debt Instrument [Line Items]
Amount outstanding	$ (225)	$ (229)
Other Secured Debt Limited Recourse In Nature | Other secured debt
Debt Instrument [Line Items]
Debt	$ 137,800